Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) number	Dec. 31, 2015 USD ($) number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number | number	8	3
Pre-Modification Outstanding Recorded Investment	$ 23,876	$ 1,818
Post-Modification Outstanding Recorded Investment	$ 22,026	$ 1,754
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	8	3
Pre-Modification Outstanding Recorded Investment	$ 23,876	$ 1,818
Post-Modification Outstanding Recorded Investment	$ 22,026	$ 1,754
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	0
Pre-Modification Outstanding Recorded Investment	$ 100	$ 0
Post-Modification Outstanding Recorded Investment	$ 99	$ 0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	0
Pre-Modification Outstanding Recorded Investment	$ 100	$ 0
Post-Modification Outstanding Recorded Investment	$ 99	$ 0
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number | number	236	200
Pre-Modification Outstanding Recorded Investment	$ 21,173	$ 22,530
Post-Modification Outstanding Recorded Investment	$ 20,937	$ 22,334
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number | number	51	70
Pre-Modification Outstanding Recorded Investment	$ 4,918	$ 5,451
Post-Modification Outstanding Recorded Investment	$ 5,193	$ 5,456
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	287	270
Pre-Modification Outstanding Recorded Investment	$ 26,091	$ 27,981
Post-Modification Outstanding Recorded Investment	$ 26,130	$ 27,790
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	13	6
Pre-Modification Outstanding Recorded Investment	$ 4,811	$ 2,039
Post-Modification Outstanding Recorded Investment	$ 4,802	$ 2,054
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	23	24
Pre-Modification Outstanding Recorded Investment	$ 116	$ 115
Post-Modification Outstanding Recorded Investment	$ 110	$ 109
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number | number	332	303
Pre-Modification Outstanding Recorded Investment	$ 54,994	$ 31,953
Post-Modification Outstanding Recorded Investment	$ 53,167	$ 31,707